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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21269

     Evergreen Income Advantage Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Income Advantage Fund

Evergreen

INCOME ADVANTAGE FUND

Semiannual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	AUTOMATIC DIVIDEND REINVESTMENT PLAN
36	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Income Advantage Fund for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years.

Concerns about the credit markets prompted the U.S. Federal Reserve Board and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

LETTER TO SHAREHOLDERS continued

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen Income Advantage Fund maintained a relatively conservative positioning in their investments in lower-rated, higher-yielding corporate bonds. To enhance income, they also made selective use of the fund’s ability to borrow funds at short-term rates and to invest the proceeds in higher-yielding corporate securities.

LETTER TO SHAREHOLDERS continued

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
	(unaudited)	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$14.26	$ 14.06	$ 14.41	$15.62	$ 14.92	$ 14.33[2]

Income from investment operations
Net investment income (loss)	0.81[3]	1.62[3]	1.59[3]	1.56	1.76	0.17
Net realized and unrealized gains or losses on investments	(0.70)	0.36	0.03	(0.65)	0.68	0.67
Distributions to preferred shareholders from[3]
Net investment income	(0.20)	(0.37)	(0.26)	(0.14)	(0.09)	0[4]
Net realized gains	0	0	(0.02)	(0.01)	0	0

Total from investment operations	(0.09)	1.61	1.34	0.76	2.35	0.84

Distributions to common shareholders from
Net investment income	(0.69)	(1.41)	(1.54)	(1.64)	(1.65)	(0.14)
Net realized gains	0	0	(0.15)	(0.33)	0	0

Total distributions to common shareholders	(0.69)	(1.41)	(1.69)	(1.97)	(1.65)	(0.14)

Offering costs charged to capital for
Common shares	0	0	0	0	0	(0.03)
Preferred shares	0	0	0	0	0	(0.08)

Total offering costs	0	0	0	0	0	(0.11)

Net asset value, end of period	$13.48	$ 14.26	$ 14.06	$14.41	$ 15.62	$ 14.92

Market value, end of period	$12.39	$ 14.70	$ 14.17	$14.24	$ 14.44	$ 15.11

Total return based on market value[5]	11.21%	14.69%	11.91%	12.07%	6.55%	1.66%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$929,382	$980,054	$953,102	$966,835	$1,035,766	$979,903
Liquidation value of preferred shares, end of period (thousands)	$490,000	$490,000	$490,000	$490,000	$ 490,000	$490,000
Asset coverage ratio, end of period	289%	299%	294%	297%	311%	300%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.19%[6]	1.19%	1.19%	1.15%	1.15%	0.77%[7]
Expenses excluding waivers/reimbursements and expense reductions	1.19%[6]	1.19%	1.19%	1.15%	1.15%	0.77%[7]
Net investment income (loss)[7]	11.81%[6]	8.98%	9.17%	10.03%	10.56%	6.66%[7]
Portfolio turnover rate	56%	45%	49%	63%	49%	2%

1 For the period from February 28, 2003 (commencement of class operations), to April 30, 2003.

2 Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.

3 Calculated based on average common shares outstanding during the period.

4 Amount represents less than $0.005 per share.

5 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

6 Annualized

7 The net investment income (loss) ratio reflects distributions paid to preferred shareholders . See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 139.0%
CONSUMER DISCRETIONARY 36.9%
Auto Components 3.7%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$ 6,935,000	$6,414,875
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (p)	8,320,000	9,141,600
11.25%, 03/01/2011	4,900,000	5,267,500
Metaldyne Corp.:
10.00%, 11/01/2013	4,740,000	4,431,900
11.00%, 06/15/2012 (p)	10,782,000	9,272,520

		34,528,395

Automobiles 2.2%
Ford Motor Co.:
7.45%, 07/16/2031 (p)	2,575,000	2,047,125
7.70%, 05/15/2097	4,530,000	3,374,850
General Motors Corp.:
7.20%, 01/15/2011 (p)	10,310,000	9,897,600
8.25%, 07/15/2023 (p)	3,350,000	3,040,125
8.375%, 07/15/2033 (p)	1,670,000	1,528,050

		19,887,750

Diversified Consumer Services 0.6%
Carriage Services, Inc., 7.875%, 01/15/2015	2,290,000	2,295,725
Education Management, LLC, 8.75%, 06/01/2014	2,355,000	2,443,313
Service Corporation International, 6.75%, 04/01/2015	900,000	902,250

		5,641,288

Hotels, Restaurants & Leisure 9.9%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	4,169,000	4,335,760
8.125%, 05/15/2011	1,350,000	1,377,000
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A (p)	10,668,000	10,027,920
Indianapolis Downs, LLC, 11.00%, 11/01/2012 144A	935,000	944,350
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	10,450,000	11,077,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	18,743,000	16,728,127
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A (p)	1,315,000	1,137,475
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	5,320,000	5,905,200
Seneca Gaming Corp., 7.25%, 05/01/2012	2,320,000	2,349,000
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	6,470,000	6,534,700
Six Flags, Inc.:
8.875%, 02/01/2010	1,670,000	1,432,025
9.625%, 06/01/2014 (p)	5,880,000	4,637,850
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 (p)	11,240,000	9,582,100
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	12,170,000	12,808,925
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	2,735,000	2,741,838

		91,619,270

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 1.9%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010	$ 1,145,000	$881,650
6.50%, 01/15/2014	2,730,000	2,156,700
Libbey, Inc., FRN, 12.38%, 06/01/2011	4,960,000	5,418,800
Meritage Homes Corp.:
6.25%, 03/15/2015	1,570,000	1,248,150
7.00%, 05/01/2014	3,895,000	3,193,900
Pulte Homes, Inc., 4.875%, 07/15/2009	1,825,000	1,710,937
Standard Pacific Corp.:
5.125%, 04/01/2009	2,130,000	1,778,550
6.50%, 08/15/2010	994,000	760,410

		17,149,097

Media 13.3%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	7,210,000	7,083,825
CCH I, LLC, 11.00%, 10/01/2015 (p)	10,670,000	10,396,375
CSC Holdings, Inc., 7.625%, 04/01/2011	2,535,000	2,541,338
Dex Media East, LLC:
9.875%, 11/15/2009	11,500,000	11,816,250
12.125%, 11/15/2012	7,000,000	7,463,750
Lamar Media Corp.:
6.625%, 08/15/2015	5,030,000	4,853,950
Ser. B, 6.625%, 08/15/2015	9,040,000	8,723,600
Ser. C, 6.625%, 08/15/2015 144A	1,820,000	1,751,750
Mediacom Broadband, LLC, 8.50%, 10/15/2015	900,000	891,000
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	12,785,000	12,848,925
Paxson Communications Corp., FRN, 11.49%, 01/15/2013 144A (p)	9,720,000	9,914,400
R.H. Donnelley Corp., 8.875%, 10/15/2017 144A (p)	11,980,000	11,980,000
Sinclair Broadcast Group, Inc., Class A, 8.00%, 03/15/2012 (p)	5,525,000	5,704,563
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 (p)	6,200,000	6,192,250
Visant Corp., 7.625%, 10/01/2012 (p)	7,465,000	7,707,612
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 (p)	5,065,000	5,140,975
Young Broadcasting, Inc., 8.75%, 01/15/2014	10,185,000	8,835,487

		123,846,050

Multi-line Retail 0.6%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	5,565,000	5,898,900

Specialty Retail 2.0%
American Achievement Corp., 8.25%, 04/01/2012 (p)	6,155,000	6,185,775
Home Depot, Inc., 5.875%, 12/16/2036	956,000	837,372
Michaels Stores, Inc., 10.00%, 11/01/2014 (p)	3,480,000	3,523,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	8,380,000	8,327,625

		18,874,272

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 2.7%
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	$ 2,750,000	$2,860,000
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	12,060,000
Unifi, Inc., 11.50%, 05/15/2014 (p)	2,207,000	2,091,132
Warnaco Group, Inc., 8.875%, 06/15/2013	7,980,000	8,438,850

		25,449,982

CONSUMER STAPLES 3.8%
Food & Staples Retailing 0.8%
Ingles Markets, Inc., 8.875%, 12/01/2011	7,000,000	7,192,500
SUPERVALU, Inc., 7.50%, 11/15/2014	460,000	474,950

		7,667,450

Food Products 1.7%
Del Monte Foods Co.:
6.75%, 02/15/2015	115,000	112,412
8.625%, 12/15/2012	10,870,000	11,141,750
Pilgrim’s Pride Corp., 8.375%, 05/01/2017 (p)	3,430,000	3,472,875
Smithfield Foods, Inc., 7.75%, 07/01/2017 (p)	910,000	941,850

		15,668,887

Household Products 0.5%
Church & Dwight Co., 6.00%, 12/15/2012 (p)	4,445,000	4,350,544

Personal Products 0.8%
Central Garden & Pet Co., 9.125%, 02/01/2013 (p)	7,860,000	7,545,600

ENERGY 18.3%
Electric Utilities 2.6%
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	8,005,000	8,135,081
11.25%, 11/01/2017 144A	5,340,000	5,433,450
Texas Competitive Electric Holdings Co., LLC, 10.25%, 11/01/2015 144A	10,675,000	10,781,750

		24,350,281

Energy Equipment & Services 3.0%
Bristow Group, Inc.:
6.125%, 06/15/2013	380,000	373,350
7.50%, 09/15/2017 144A	2,500,000	2,587,500
Dresser-Rand Group, Inc., 7.375%, 11/01/2014 (p)	5,616,000	5,679,180
GulfMark Offshore, Inc., 7.75%, 07/15/2014	4,100,000	4,141,000
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	6,335,000	6,065,763
Parker Drilling Co., 9.625%, 10/01/2013	5,560,000	5,963,100
PHI, Inc., 7.125%, 04/15/2013	2,660,000	2,593,500

		27,403,393

Oil, Gas & Consumable Fuels 12.7%
Chesapeake Energy Corp.:
7.50%, 09/15/2013 (p)	7,000,000	7,227,500
7.75%, 01/15/2015 (p)	5,500,000	5,665,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Cimarex Energy Co., 7.125%, 05/01/2017 (p)	$ 920,000	$923,450
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	945,000	890,663
Delta Petroleum Corp., 7.00%, 04/01/2015	4,810,000	4,184,700
El Paso Corp., 7.00%, 06/15/2017 (p)	2,580,000	2,598,168
Encore Acquisition Co.:
6.00%, 07/15/2015	3,385,000	3,080,350
6.25%, 04/15/2014	1,710,000	1,598,850
Energy Partners, Ltd., 9.75%, 04/15/2014 144A	1,577,000	1,569,115
Exco Resources, Inc., 7.25%, 01/15/2011	6,730,000	6,679,525
Forest Oil Corp.:
7.25%, 06/15/2019 144A (p)	3,010,000	3,025,050
7.75%, 05/01/2014	200,000	203,000
Frontier Oil Corp., 6.625%, 10/01/2011 (p)	1,215,000	1,215,000
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	11,250,000	11,193,750
Mariner Energy, Inc., 8.00%, 05/15/2017	1,343,000	1,332,928
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	11,615,000	12,050,562
Peabody Energy Corp.:
5.875%, 04/15/2016	1,695,000	1,622,963
6.875%, 03/15/2013	1,655,000	1,671,550
Plains Exploration & Production Co., 7.75%, 06/15/2015	2,150,000	2,150,000
Regency Energy Partners, LP, 8.375%, 12/15/2013	7,473,000	7,902,697
Sabine Pass LNG, LP:
7.25%, 11/30/2013	890,000	876,650
7.50%, 11/30/2016	9,490,000	9,347,650
Targa Resources, Inc., 8.50%, 11/01/2013 144A	6,880,000	6,983,200
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	5,250,000	5,210,625
6.625%, 11/01/2015	1,840,000	1,835,400
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	1,510,000	1,472,250
Williams Cos.:
7.50%, 01/15/2031	5,520,000	5,851,200
8.125%, 03/15/2012	9,285,000	10,051,012

		118,412,808

FINANCIALS 18.4%
Capital Markets 0.3%
Nuveen Investments, Inc., 10.50%, 11/15/2015	2,685,000	2,685,000

Consumer Finance 11.9%
CCH II Capital Corp.:
10.25%, 09/15/2010 (p)	2,095,000	2,142,138
10.25%, 09/15/2010	19,855,000	20,351,375
Ford Motor Credit Co., LLC:
7.375%, 10/28/2009	14,815,000	14,294,801
9.75%, 09/15/2010	24,137,000	24,050,541

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	$ 1,910,000	$1,820,274
6.81%, 05/15/2009	6,105,000	5,746,148
6.875%, 09/15/2011	29,800,000	27,486,596
6.875%, 08/28/2012	1,020,000	920,433
7.75%, 01/19/2010	4,020,000	3,893,137
8.00%, 11/01/2031	6,315,000	5,851,852
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	4,375,000	3,904,687

		110,461,982

Diversified Financial Services 1.2%
Leucadia National Corp., 8.125%, 09/15/2015	10,635,000	10,781,231

Insurance 0.4%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	4,190,000	4,179,525

Real Estate Investment Trusts 2.4%
Host Marriott Corp.:
7.125%, 11/01/2013 (p)	6,200,000	6,324,000
Ser. O, 6.375%, 03/15/2015	1,780,000	1,766,650
Ser. Q, 6.75%, 06/01/2016	7,955,000	7,994,775
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014 (p)	1,925,000	1,949,062
7.00%, 01/15/2016	1,690,000	1,702,675
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 (p)	1,665,000	1,456,875
Ventas, Inc., 7.125%, 06/01/2015	1,385,000	1,419,625

		22,613,662

Real Estate Management & Development 0.1%
Realogy Corp.:
10.50%, 04/15/2014 144A (p)	280,000	233,450
12.375%, 04/15/2015 144A (p)	555,000	406,538

		639,988

Thrifts & Mortgage Finance 2.1%
Residential Capital, LLC:
7.125%, 11/21/2008	2,735,000	2,304,763
7.375%, 06/30/2010	23,040,000	17,001,331

		19,306,094

HEALTH CARE 5.9%
Health Care Equipment & Supplies 0.6%
Bausch & Lomb, Inc., 9.875%, 11/01/2015 144A (p)	1,670,000	1,724,275
Universal Hospital Services, Inc., 8.50%, 06/01/2015 144A	3,763,000	3,847,668

		5,571,943

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 5.3%
HCA, Inc.:
6.375%, 01/15/2015	$ 4,700,000	$4,036,125
6.50%, 02/15/2016	5,880,000	5,049,450
8.75%, 09/01/2010	7,635,000	7,806,787
9.25%, 11/15/2016	20,535,000	21,664,425
HealthSouth Corp., 10.75%, 06/15/2016 (p)	1,920,000	2,035,200
Omnicare, Inc.:
6.125%, 06/01/2013	4,120,000	3,893,400
6.875%, 12/15/2015	5,165,000	4,984,225

		49,469,612

INDUSTRIALS 9.9%
Aerospace & Defense 5.9%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	1,475,000	1,475,000
DRS Technologies, Inc.:
6.625%, 02/01/2016	3,765,000	3,746,175
7.625%, 02/01/2018 (p)	3,415,000	3,508,912
Hexcel Corp., 6.75%, 02/01/2015	1,585,000	1,565,188
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	25,965,000	25,445,700
6.125%, 01/15/2014	3,520,000	3,502,400
6.375%, 10/15/2015	13,471,000	13,538,355
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	1,720,000	1,717,850

		54,499,580

Commercial Services & Supplies 1.6%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	8,200,000	7,749,000
9.25%, 05/01/2021	3,715,000	3,993,625
Corrections Corporation of America, 6.25%, 03/15/2013	695,000	694,166
Geo Group, Inc., 8.25%, 07/15/2013	480,000	488,400
Mobile Mini, Inc., 6.875%, 05/01/2015	1,745,000	1,666,475

		14,591,666

Machinery 1.2%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 (p)	7,680,000	7,411,200
Manitowoc Co., 7.125%, 11/01/2013	4,025,000	4,025,000

		11,436,200

Road & Rail 0.9%
Avis Car Rental, LLC:
7.625%, 05/15/2014	790,000	786,050
7.75%, 05/15/2016	5,525,000	5,469,750
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	1,905,000	1,971,675
10.50%, 01/01/2016 (p)	250,000	270,000

		8,497,475

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.3%
United Rentals, Inc., 6.50%, 02/15/2012	$ 2,260,000	$2,350,400
Neff Corp., 10.00%, 06/01/2015 (p)	525,000	380,625

		2,731,025

INFORMATION TECHNOLOGY 4.2%
Electronic Equipment & Instruments 1.3%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	7,710,000	8,105,137
Sanmina-SCI Corp., FRN:
8.44%, 06/15/2010 144A (p)	2,320,000	2,331,600
8.44%, 06/15/2014 144A	1,455,000	1,418,625

		11,855,362

IT Services 1.5%
First Data Corp., 9.875%, 09/24/2015 144A (p)	3,345,000	3,207,019
ipayment, Inc., 9.75%, 05/15/2014	4,720,000	4,554,800
SunGard Data Systems, Inc., 4.875%, 01/15/2014 (p)	3,735,000	3,314,812
Unisys Corp., 7.875%, 04/01/2008	2,530,000	2,520,513

		13,597,144

Semiconductors & Semiconductor Equipment 0.4%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	4,075,000	3,876,344

Software 0.4%
Activant Solutions, Inc., 9.50%, 05/01/2016 (p)	3,465,000	3,179,138
Harland Clarke Holdings Corp., 9.50%, 05/15/2015	833,000	762,195

		3,941,333

MATERIALS 19.8%
Chemicals 9.1%
ARCO Chemical Co.:
9.80%, 02/01/2020	2,490,000	2,452,650
10.25%, 11/01/2010	460,000	487,600
Equistar Chemicals, LP, 10.625%, 05/01/2011 (p)	8,001,000	8,401,050
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	7,000,000	7,437,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	575,000	610,938
Sr. Disc. Note, Step Bond, 9.875%, 11/15/2014 †	5,104,000	4,402,200
Lyondell Chemical Co.:
6.875%, 06/15/2017 (p)	7,510,000	8,298,550
10.50%, 06/01/2013	11,565,000	12,519,112
MacDermid, Inc., 9.50%, 04/15/2017 144A (p)	8,181,000	7,853,760
Millenium America, Inc., 7.625%, 11/15/2026	4,325,000	3,741,125
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014 144A	6,925,000	6,786,500
10.125%, 12/01/2014 144A	920,000	892,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$3,385,000	$3,368,075
7.625%, 12/01/2016 144A (p)	4,665,000	5,049,863
Tronox Worldwide, LLC, 9.50%, 12/01/2012	12,150,000	11,785,500

		84,086,823

Construction Materials 0.9%
CPG International, Inc., 10.50%, 07/01/2013	7,905,000	7,944,525

Containers & Packaging 4.2%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 (p)	2,741,000	2,823,230
Exopack Holding Corp., 11.25%, 02/01/2014	7,210,000	7,336,175
Graham Packaging Co., 9.875%, 10/15/2014 (p)	5,575,000	5,547,125
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 (p)	4,440,000	4,528,800
9.50%, 08/15/2013 (p)	8,720,000	9,199,600
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 (p)	9,220,000	9,266,100

		38,701,030

Metals & Mining 1.8%
Dayton Superior Corp.:
10.75%, 09/15/2008	1,380,000	1,404,150
13.00%, 06/15/2009	1,795,000	1,786,025
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	2,300,000	2,380,500
8.375%, 04/01/2017	6,530,000	7,166,675
Indalex Holdings Corp., 11.50%, 02/01/2014	4,735,000	4,427,225

		17,164,575

Paper & Forest Products 3.8%
Bowater, Inc., 9.375%, 12/15/2021 (p)	3,740,000	3,141,600
Buckeye Technologies, Inc., 8.50%, 10/01/2013	7,500,000	7,762,500
Georgia Pacific Corp.:
8.00%, 01/15/2024 (p)	4,170,000	4,128,300
8.125%, 05/15/2011 (p)	5,000,000	5,125,000
8.875%, 05/15/2031	390,000	391,950
Glatfelter, 7.125%, 05/01/2016	8,250,000	8,208,750
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	6,535,000	6,959,775

		35,717,875

TELECOMMUNICATION SERVICES 10.2%
Diversified Telecommunication Services 4.3%
Citizens Communications Co.:
7.875%, 01/15/2027	1,120,000	1,106,000
9.25%, 05/15/2011	6,680,000	7,331,300
Consolidated Communications, Inc., 9.75%, 04/01/2012	7,800,000	8,014,500
Insight Midwest, LP, 9.75%, 10/01/2009	4,156,000	4,171,585

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Communications International, Inc.:
8.875%, 03/15/2012	$ 11,660,000	$12,826,000
7.875%, 09/01/2011	65,000	68,900
West Corp., 11.00%, 10/15/2016	6,400,000	6,736,000

		40,254,285

Wireless Telecommunication Services 5.9%
American Cellular Corp., 10.00%, 08/01/2011 (p)	906,000	955,830
Centennial Communications Corp.:
8.125%, 02/01/2014	5,685,000	5,827,125
10.125%, 06/15/2013	7,830,000	8,358,525
Cricket Communications, Inc.:
9.375%, 11/01/2014 (p)	3,000,000	2,992,500
9.375%, 11/01/2014 144A	3,580,000	3,571,050
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011	4,890,000	5,207,850
9.875%, 11/01/2012	4,550,000	4,948,125
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	8,840,000	8,817,900
Rural Cellular Corp., 8.25%, 03/15/2012	13,500,000	14,141,250

		54,820,155

UTILITIES 11.6%
Electric Utilities 9.8%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	10,305,000	11,232,450
Aquila, Inc., 11.875%, 07/01/2012	14,026,000	17,742,890
CMS Energy Corp.:
6.55%, 07/17/2017	755,000	736,637
8.50%, 04/15/2011	1,355,000	1,459,668
Edison Mission Energy:
7.00%, 05/15/2017 144A	2,940,000	2,888,550
7.20%, 05/15/2019 144A	3,115,000	3,060,487
Mirant Americas Generation, LLC:
8.30%, 05/01/2011	1,675,000	1,702,219
8.50%, 10/01/2021	7,000,000	6,912,500
Mirant North America, LLC, 7.375%, 12/31/2013 (p)	13,195,000	13,442,406
NRG Energy, Inc., 7.375%, 02/01/2016	11,440,000	11,440,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	4,494,000	4,988,340
PSEG Energy Holdings, LLC, 10.00%, 10/01/2009	1,360,000	1,455,154
Reliant Energy, Inc.:
6.75%, 12/15/2014	13,358,000	13,658,555
7.875%, 06/15/2017 (p)	230,000	233,163

		90,953,019

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,800,000	2,963,251

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 1.5%
AES Corp., 8.00%, 10/15/2017 144A	$ 7,505,000	$7,608,194
Dynegy, Inc., 7.50%, 06/01/2015 144A (p)	6,990,000	6,710,400

		14,318,594

Total Corporate Bonds (cost $1,288,666,311)		1,285,953,265

YANKEE OBLIGATIONS - CORPORATE 6.4%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	2,500,000	2,518,750

FINANCIALS 1.7%
Consumer Finance 0.6%
Virgin Media Finance plc, 9.125%, 08/15/2016 (p)	5,113,000	5,419,780

Diversified Financial Services 1.1%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,540,000	1,166,920
Ship Finance International, Ltd., 8.50%, 12/15/2013 (p)	8,890,000	9,134,475

		10,301,395

INFORMATION TECHNOLOGY 1.3%
Communications Equipment 1.3%
Nortel Networks Corp., 10.125%, 07/15/2013 144A (p)	11,390,000	11,674,750

Semiconductors & Semiconductor Equipment 0.0%
Sensata Technologies, Inc., 8.00%, 05/01/2014	460,000	453,675

MATERIALS 2.4%
Metals & Mining 2.0%
Novelis, Inc., 7.25%, 02/15/2015	19,130,000	18,460,450

Paper & Forest Products 0.4%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A (p)	3,680,000	3,569,600

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 (p)	2,385,000	2,486,362
11.25%, 06/15/2016 (p)	4,170,000	4,503,600

		6,989,962

Total Yankee Obligations - Corporate (cost $59,889,328)		59,388,362

	Shares	Value

COMMON STOCKS 0.3%
INDUSTRIALS 0.1%
Airlines 0.1%
Delta Air Lines, Inc *	31,822	661,897

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 0.1%
Chemicals 0.1%
Tronox, Inc. Class A (p)	76,300	$649,313

UTILITIES 0.1%
Gas Utilities 0.1%
SEMCO Energy, Inc. * (p)	11,039	89,637

Total Common Stocks (cost $1,542,754)		1,400,847

	Principal
	Amount	Value

LOANS 2.6%
CONSUMER DISCRETIONARY 0.1%
Catalina Marketing Corp. Loan, FRN, 8.07%, 10/11/2014	$ 485,000	476,993

ENERGY 1.7%
Blue Grass Energy Corp. Loan, FRN, 10.13%, 12/30/2013	15,300,000	15,293,574
Saint Acquisition Corp. Loan, FRN, 8.61%, 06/05/2014	1,600,000	1,432,784

		16,726,358

INDUSTRIALS 0.2%
Neff Corp. FRN, 9.19%, 11/30/2014	1,580,000	1,418,919

INFORMATION TECHNOLOGY 0.6%
First Data Corp.:
7.97%, 09/24/2014	980,000	942,985
7.98%, 09/24/2014	4,745,000	4,560,989

		5,503,974

Total Loans (cost $24,136,318)		24,126,244

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 19.6%
CORPORATE BONDS 1.5%
Commercial Banks 1.5%
First Tennessee Bank, 5.05%, 08/15/2008	6,000,002	6,000,002
Metropolitan Life Global Funding, 4.99%, 08/21/2008	8,000,000	8,000,000

		14,000,002

REPURCHASE AGREEMENTS ^ 18.1%
Bank of America Securities LLC, 4.93%, dated 10/31/2007, maturing 11/01/2007,
maturity value $25,003,424	50,000,000	50,000,000
Barclays Capital plc, 4.92% dated 10/31/2007 maturing 11/01/2007 maturity
value $25,003,417	25,000,000	25,000,000
Citigroup Global Markets Inc., 4.95%, dated 10/31/2007, maturing 11/01/2007,
maturity value $25,003,438	25,000,000	25,000,000
Credit Suisse First Boston Corp., 4.94%, dated 10/31/2007, maturing 11/01/2007,
maturity value $25,003,431	25,000,000	25,000,000
Fimat USA, Inc., 4.90%, dated 10/31/2007, maturing 11/01/2007, maturity
value $25,003,403	25,000,000	25,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Lehman Brothers, Inc., 4.93%, dated 10/31/2007, maturing 11/01/2007, maturity
value $18,252,305	$ 18,249,806	$18,249,806

		168,249,806

Total Investments of Cash Collateral from Securities Loaned
(cost $182,249,808)		182,249,808

	Shares	Value

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø
(cost $32,603,695)	32,603,695	32,603,695

Total Investments (cost $1,589,088,214) 171.4%		1,585,722,221
Other Assets and Liabilities and Preferred Shares	(71.4%)	(656,340,328)

Net Assets Applicable to Common Shareholders	100.0%	$929,381,893

(p) All or a portion of this security is on loan.

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

† Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

* Non-income producing security

^ Collateralized by U.S. government agency obligations at period end.

q Rate shown is the 7-day annualized yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2007:

AAA	1.7%
BBB	2.7%
BB	25.7%
B	54.1%
CCC	15.4%
NR	0.4%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) based on effective maturity as of October 31, 2007:

Less than 1 year	5.4%
1 to 3 year(s)	19.6%
3 to 5 years	18.1%
5 to 10 years	50.2%
10 to 20 years	4.4%
20 to 30 years	2.1%
Greater than 30 years	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,388,234,713) including $177,853,403
of securities loaned	$1,384,868,720
Investments in affiliated money market fund, at value (cost $32,603,695)	32,603,695
Investments in repurchase agreements, at value (cost $168,249,806)	168,249,806

Total investments	1,585,722,221
Cash	776,044
Receivable for securities sold	7,960,453
Interest receivable	32,373,215
Receivable for securities lending income	32,539
Unrealized gains on interest rate swap transactions	1,348,246

Total assets	1,628,212,718

Liabilities
Dividends payable applicable to common shareholders	7,968,606
Payable for securities purchased	17,811,990
Unrealized losses on credit default swap transactions	8,442
Deferred swap discount	246,114
Payable for securities on loan	182,249,808
Advisory fee payable	23,271
Due to other related parties	1,939
Accrued expenses and other liabilities	130,404

Total liabilities	208,440,574

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 19,600 shares, including dividends
payable of $390,251	490,390,251

Net assets applicable to common shareholders	$929,381,893

Net assets applicable to common shareholders represented by
Paid-in capital	$981,477,228
Overdistributed net investment income	(21,214,720)
Accumulated net realized losses on investments	(28,854,426)
Net unrealized losses on investments	(2,026,189)

Net assets applicable to common shareholders	$929,381,893

Net asset value per share applicable to common shareholders
Based on $929,381,893 divided by 68,933,640 common shares issued
and outstanding (100,000,000 common shares authorized)	$13.48

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest	$59,941,672
Income from affiliate	1,486,407
Securities lending	166,123
Dividends	4,644

Total investment income	61,598,846

Expenses
Advisory fee	4,315,888
Administrative services fee	359,657
Transfer agent fees	19,177
Trustees’ fees and expenses	15,223
Printing and postage expenses	47,284
Custodian and accounting fees	142,586
Professional fees	43,333
Auction agent fees	648,457

Other	25,723

Total expenses	5,617,328
Less: Expense reductions	(19,155)

Net expenses	5,598,173

Net investment income	56,000,673

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(7,262,766)
Interest rate swap transactions	2,004,631

Net realized losses on investments	(5,258,135)
Net change in unrealized gains or losses on investments	(42,719,847)

Net realized and unrealized gains or losses on investments	(47,977,982)
Distributions to preferred shareholders from net investment income	(13,644,073)

Net decrease in net assets resulting from operations	$(5,621,382)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(unaudited)	April 30, 2007

Operations
Net investment income	$ 56,000,673	$110,669,995
Net realized gains or losses on investments	(5,258,135)	12,894,350
Net change in unrealized gains or losses on investments	(42,719,847)	11,229,073
Distributions to preferred shareholders from
net investment income	(13,644,073)	(25,221,451)

Net increase (decrease) in net assets applicable to common shareholders
resulting from operations	(5,621,382)	109,571,967

Distributions to common shareholders from
Net investment income	(47,790,776)	(96,057,196)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend
Reinvestment Plan	2,740,244	13,436,569

Total increase (decrease) in net assets applicable to common shareholders	(50,671,914)	26,951,340
Net assets applicable to common shareholders
Beginning of period	980,053,807	953,102,467

End of period	$ 929,381,893	$980,053,807

Overdistributed net investment income	$ (21,214,720)	$(3,118,859)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Income Advantage Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

f. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized against interest income. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the six months ended October 31, 2007, the advisory fee was equivalent to 0.91% of the Fund’s average daily net assets applicable to common shareholders.

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended October 31, 2007, the administrative fee was equivalent to 0.08% of the Fund’s average daily net assets applicable to common shareholders.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six month ended October 31, 2007, the Fund paid brokerage commissions of $1,344 to Wachovia Securities, LLC.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended October 31, 2007 and the year ended April 30, 2007, the Fund issued 194,312 and 964,657 common shares, respectively.

The Fund has issued 19,600 shares of Auction Market Preferred Shares (“Preferred Shares”) consisting of six series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 5.52% during the six months ended October 31, 2007. The Fund will not declare, pay or set

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and preferred shares, voting together as a single class.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $876,984,626 and $766,032,770, respectively, for the six months ended October 31, 2007.

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $177,853,403 and $182,249,808, respectively.

At October 31, 2007, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid	Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain

07/02/2008	$100,000,000	JPMorgan	Fixed-2.737%	Floating-5.12%	$804,813
		Chase & Co.
11/26/2008	65,000,000	Merrill Lynch	Fixed-3.585%	Floating-4.86%	543,433
		& Co., Inc.

At October 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Fixed
				Payments	Frequency
		Reference	Notional	Made by	of Payments	Unrealized
Expiration	Counterparty	Index	Amount	the Fund	Made	Loss

12/13/2049	Goldman Sachs	Dow Jones	$2,450,000	0.27%	Quarterly	$8,442
	Group, Inc.	CDX, North
America
Investment
Grade Index

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,590,465,553. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,633,699 and $26,377,031, respectively, with a net unrealized depreciation of $4,743,332.

As of April 30, 2007, the Fund had $19,526,635 in capital loss carryovers for federal income tax purposes with $7,717,772 expiring in 2014 and $11,808,863 expiring in 2015.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2007, the Fund incurred and elected to defer post-October losses of $4,069,656.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, Evergreen Service Company, LLC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN upplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration	Record	Payable	Net Investment
Date	Date	Date	Income

October 19,2007	November 15, 2007	December 3, 2007	$0.1156
November 16, 2007	December 17, 2007	January 2, 2008	$0.1156
December 21, 2007	January 16, 2008	February 1, 2008	$0.1156

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders for the Fund was held on August 10, 2007. On June 15, 2007, the record date for the meeting, the Fund had $963,096,320 of net assets of which $893,653,102 (92.79%) of net assets were represented at the meeting.

Proposal 1 - Election of Directors:

	Net Assets Voted	Net Assets Voted
	“For”	“Withheld”

Charles A. Austin III	$ 880,112,088	$13,541,014
Gerald M. McDonnell	880,567,319	13,085,783
Patricia B. Norris	880,947,771	12,705,331
Richard J. Shima	880,741,468	12,911,634

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of TAG (the “Sub-Advisor”) or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Income Advantage Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the

ADDITIONAL INFORMATION (unaudited) continued

funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreements for a fund should not

ADDITIONAL INFORMATION (unaudited) continued

be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund had performance similar to that of the Fund’s benchmark index, the Merrill Lynch High Yield Master Index, but below a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the other funds against which the Trustees compared the Fund’s management fee, but near the median of that group, and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees considered that, in light of the fact that the Fund is not making a continuous offering of its shares, the likelihood of substantial increases in economies of scale was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreements to EIMC in the future for reasonableness in light of future growth of the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

568264 rv3 12/2007

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro
Principal Executive Officer

Date: December 28, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 28, 2007